Fair Value Assets Measured on Nonrecurring Basis (Detail) (Airport Slots, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Airport Slots
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 102	$ 8
Loss	$ 30	$ 4